Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
We typically issue warrants to purchase shares of our common stock to investors as part of a financing transaction or in connection with services rendered by placement agents and consultants. Our outstanding warrants expire on varying dates through November 2021. A summary of warrant activity is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price/Share	Term (Years)	Value (1)
Outstanding — March 31, 2014	61,194,343	$0.84
Issued	6,322,196	0.50
Exercised	(50,000)	0.20
Cancelled	—	—
Expired	(283,392)	2.85
Outstanding — December 31, 2014	67,183,147	$0.80	2.5	$2,074,500
Vested (exercisable) — December 31, 2014	65,565,647	$0.80	2.4	$2,074,500

(1) Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.

A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	37,144,504	$1.18
Issued	30,000	0.50
Exercised	—	—
Forfeited	(123,376)	0.77
Expired	(23,929)	8.89
Outstanding — March 31, 2013	37,027,199	1.18
Issued	25,241,227	0.35
Exercised	(926,315)	0.22
Forfeited	(39,728)	8.49
Expired	(108,040)	7.96
Outstanding — March 31, 2014	61,194,343	$0.84	2.9	$3,987,500
Vested (exercisable) — March 31, 2014	60,297,010	$0.84	2.9	$3,960,600

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

Schedule of Information by Exercise Price Range
The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.19 – 0.20	2,437,574	4.3	$0.20	2,437,574	$0.20
$0.21 – 0.37	20,980,838	4.5	$0.37	20,980,838	$0.37
$0.38 – 0.69	10,932,429	3.0	$0.67	10,035,929	$0.69
$0.70 – 0.92	21,431,557	1.7	$0.77	21,431,557	$0.77
$0.93 – 10.80	5,411,945	0.9	$3.53	5,411,112	$3.53
	61,194,343			60,297,010

Schedule of Fair Value Assumptions of Stock Options
The fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions for the nine months ended December 31, 2014:

Expected life (years)	4.3 – 7.0
Risk-free interest rate	1.2% - 2.0%
Volatility	116.5% – 125.3%
Dividend yield	0%

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31,
	2014	2013
Expected life (years)	1.6 – 6.02	2.6 -10.0
Risk-free interest rate	0.19% - 1.84%	0.63%-2.22%
Volatility	127% - 140%	124% - 166%
Dividend yield	0%	0%

Schedule of Stock Option Activity
The summary of stock option activity is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price/Share	Term (Years)	Value (1)

Outstanding — March 31, 2014	11,894,205	$0.35
Granted (weighted-average fair value of $0.35 per share)	9,691,388	0.41
Exercised	(7,892)	0.27
Forfeited	(222,369)	0.30
Expired	(22,200)	2.29
Outstanding — December 31, 2014	21,333,132	$0.38	8.5	$2,047,600
Vested (exercisable) — December 31, 2014	7,177,674	$0.39	6.7	$978,400
Unvested (unexercisable) — December 31, 2014	14,155,458	$0.37	9.4	$1,069,200

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of our common stock on December 31, 2014, which was $0.44 per share.

A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2012	1,355,132	$1.14
Granted (weighted-average fair value of $0.26 per share)	4,063,109	0.29
Exercised	—	—
Forfeited	(322,500)	0.98
Expired	—	—

Outstanding — March 31, 2013	5,095,741	$0.47
Granted (weighted-average fair value of $0.24 per share)	7,673,272	0.28
Exercised	(657,000)	0.20
Forfeited	(197,808)	0.32
Expired	(20,000)	6.00

Outstanding — March 31, 2014	11,894,205	$0.35	8.6	$2,578,900

Vested (exercisable) — March 31, 2014	5,543,002	$0.42	8.0	$1,110,600

Unvested (unexercisable) — March 31, 2014	6,351,203	$0.30	3.0	$1,468,300

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2014, which was $0.52 per share.

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information by Exercise Price Range
The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2014:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$0.17 – 0.48	10,523,036	8.9	$0.27	4,428,083	$0.27
$0.52 – 0.98	1,234,469	6.3	$0.66	987,594	$0.66
$1.05 – 2.20	48,600	6.4	$1.64	39,225	$1.69
$4.30 – 8.31	88,100	2.3	$4.74	88,100	$4.74
	11,894,205			5,543,002

Schedule of Fair Value Assumptions of Stock Options
The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions for the nine months ended December 31, 2014:

Expected life (years)	1.5 – 6.1
Risk-free interest rate	0.31% - 2.03%
Volatility	102.7% – 127.7%
Dividend yield	0%